The Integrity Funds
1 Main Street North
Minot, ND 58703

October 1, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	The Integrity Funds; Integrity Short Term Government Fund
File No. 033-53698
CIK No. 0000893730

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated September 30, 2020 and Statement of Additional Information dated September 30, 2020 for the Integrity Short Term Government Fund (the “Fund”), a series of the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from the Prospectus dated September 30, 2020 and Statement of Additional Information dated September 30, 2020 for the Fund contained in the most recent amendment to the Registrant’s registration statement for the Fund and (2) the text of the Prospectus dated September 30, 2020 and Statement of Additional Information dated September 30, 2020 contained in the most recent amendment to the Registrant’s registration statement for the Fund has been filed electronically.

The Integrity Funds

By: /s/ Shelly Nahrstedt

Treasurer